ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Subsidiaries and Variable Interest Entities [Table Text Block]
As of September 30, 2016, details of the Company’s subsidiaries and variable interest entities are as follows:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Origin Agritech USA LLC (“Origin USA”)	August 12, 2016	United States of America (“USA”)	100%	Hybrid seed technology development

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	-	Hybrid crop seed development, production and Distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Changchun Origin Seed Technology Development Limited (note (i)) (“Changchun Origin”)	April 29, 2003	PRC	99.83%	Hybrid crop seed development, production and distribution

Linze Origin Seed Limited (note (i)) (“Linze Origin”)	November 18, 2008	PRC	100%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (note (i)) (“Xinjiang Origin”)	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Denong Zhengcheng Seed Limited (“Denong”)	June 21, 2000	PRC	98.58%	Hybrid seed development, production and distribution

Note (i):
Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as “Beijing Origin”.

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The Company has aggregated the financial information of Beijing Origin and its subsidiaries in the table below. The aggregated carrying amount of assets and liabilities of Beijing Origin and its subsidiaries after elimination of intercompany transactions and balances consolidated in the Company’s consolidated balance sheets as of September 30, 2015 and 2016 are as follows:

Risks in relation to the VIE structure

	September 30,
	2015	2016	2016
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	65,138	53,855	8,065
Restricted cash	-	21,181	3,172
Accounts receivable	2,051	491	74
Advances to suppliers	20,796	21,672	3,245
Advances to growers	10,483	6,885	1,031
Inventories	439,518	368,042	55,114
Income tax recoverable	49	48	7
Other current assets	4,292	4,730	708
Total current assets	542,327	476,904	71,416
Restricted cash	20,280	-	-
Land use rights, net	31,722	30,740	4,603
Plant and equipment, net	324,812	313,688	46,975
Equity investments	18,721	18,721	2,803
Goodwill	11,973	11,973	1,793
Acquired intangible assets, net	22,593	16,961	2,540
Other assets	3,079	2,410	362
Total assets	975,507	871,397	130,492
LIABILITIES
Current liabilities
Short-term borrowings	220,000	190,000	28,452
Current portion of long-term borrowings	24,000	7,023	1,052
Accounts payable	4,386	4,371	655
Due to growers	17,337	19,926	2,984
Due to related parties	40,757	103,905	15,560
Advance from customers	264,168	208,464	31,217
Deferred revenues	11,248	7,008	1,049
Income tax payable	37	-	-
Other payables and accrued expenses	49,845	53,216	7,969
Total current liabilities	631,778	593,913	88,938
Long-term borrowings	27,023	20,000	2,995
Other long-term liability	19,939	27,507	4,120
Total liabilities	678,740	641,420	96,053